General and Administrative	6 Months Ended
Jun. 30, 2026
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General and Administrative
7.	General and Administrative

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025

Salaries and benefits	$5,413	$5,631	$12,055	$13,442

Depreciation	306	320	737	620

Professional fees, audit and regulatory	2,317	2,648	4,386	4,499

Business travel	483	398	1,166	983

Business taxes	131	260	998	882

Insurance	522	492	1,013	985

Other	2,155	1,273	3,944	3,136

Total general and administrative	$11,327	$11,022	$24,299	$24,547